FINANCIAL ASSETS AND LIABILITIES - Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	$ 4
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	1	$ 6	$ 31
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Amounts Excluded from Effectiveness Testing	0	0	0
Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (loss) from derivatives	4	6	20
Foreign exchange contracts | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Recognized in OCI	4
Cost of services. | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI	1	7	19
Selling, general and administrative expense. | Derivative instruments in cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in Earnings and Other Comprehensive Income - Reclassified from AOCI		(1)	12
Other expenses | Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Instruments, Gain (Loss) [Line Items]
Net gains (loss) from derivatives	$ 4	$ 6	$ 20